Document And Entity Information	Jan. 16, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (the “Form 8-K/A”) amends and restates the Current Report on Form 8-K of Synlogic, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on January 20, 2026 (the “Original Form 8-K”), which reported the delisting of the Company's shares of common stock from Nasdaq. This Form 8-K/A is being filed to include Item 8.01 to state that the Company believes that it is a “public shell” and to amend the disclosure in Item 3.01 to disclose the tier of the OTC Markets Group, Inc. upon which the Company expects its shares of common stock to be quoted.
Document Period End Date	Jan. 16, 2026
Entity Registrant Name	SYNLOGIC, INC.
Entity Central Index Key	0001527599
Entity Emerging Growth Company	false
Entity File Number	001-37566
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1824804
Entity Address, Address Line One	PO Box 30
Entity Address, City or Town	Winchester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01890
City Area Code	(617)
Local Phone Number	659-2802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SYBX
Security Exchange Name	NASDAQ